PENSION AND POST-RETIREMENT BENEFIT PLANS - Narrative (Details) £ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) plan	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Defined Benefit Plan and Defined Contribution Plan Disclosures
Discretionary matching contribution		$ 0		$ 0	$ 0
IPC Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employer contributions | £			£ 5.8
IAC Retirement Savings Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employee contribution limit per calendar year (up to) (as a percent of pre-tax earnings)		50.00%	50.00%
Employer contribution per dollar employee contributes up to contribution limit		100.00%	100.00%
Employer contribution limit per calendar year (as a percent of compensation)		10.00%	10.00%
Meredith Savings and Investment Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employer contribution per dollar employee contributes up to contribution limit				100.00%
Employer contribution limit per calendar year (as a percent of compensation)		5.00%	5.00%	5.00%
Employer contribution limit per calendar year, amount		$ 10,000
Pension
Defined Benefit Plan and Defined Contribution Plan Disclosures
Remaining assets transferred from retirement assets plan				$ 16,000,000.0
Asset allocation amount	$ 2,300,000	$ 13,900,000
United States
Defined Benefit Plan and Defined Contribution Plan Disclosures
Number of plans | plan		2
Defined benefit plan, accumulated benefit obligation		$ 3,200,000		3,600,000
United States | IAC Retirement Savings Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Employer contribution limit per calendar year, amount		10,000
Defined contribution plan contributions		22,100,000		22,500,000	21,600,000
United States | Pension
Defined Benefit Plan and Defined Contribution Plan Disclosures
Remaining assets transferred from retirement assets plan		0		15,968,000
Employer contributions		$ 666,000		489,000
U.K.
Defined Benefit Plan and Defined Contribution Plan Disclosures
Number of plans | plan		2
Defined benefit plan, accumulated benefit obligation		$ 468,700,000		420,600,000
U.K. | IAC Retirement Savings Plan
Defined Benefit Plan and Defined Contribution Plan Disclosures
Defined contribution plan contributions		300,000		300,000	$ 200,000
U.K. | Pension
Defined Benefit Plan and Defined Contribution Plan Disclosures
Remaining assets transferred from retirement assets plan		0		0
Employer contributions		$ 186,000		$ 172,000